Load | Forward Focus Fund

Forward Focus Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Load Forward Focus Fund	CLASS A	CLASS C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Load Forward Focus Fund		CLASS A	CLASS C
Management Fee		0.75%	0.75%
Distribution (12b-1) Fees		0.35%	0.75%
Shareholder Services Fees		0.20%	0.25%
Other Expenses	[1]	0.62%	0.62%
Total Annual Fund Operating Expenses		1.92%	2.37%
Fee Waiver and/or Expense Reimbursement	[2]	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.54%	1.99%
[1]	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.54% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Load Forward Focus Fund (USD $)	CLASS A	CLASS C
1 Year	723	302
3 Years	1,109	703
5 Years	1,518	1,230
10 Years	2,657	2,673

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Load Forward Focus Fund (USD $)	CLASS A	CLASS C
1 Year	723	202
3 Years	1,109	703
5 Years	1,518	1,230
10 Years	2,657	2,673

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $15 billion at the time of initial purchase or have a market capitalization below the largest capitalization in the Russell Midcap Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. The Fund may continue to hold securities whose market capitalizations exceed $15 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter — June 30, 2009	20.03%
Worst Quarter — December 31, 2008	-23.03%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Load Forward Focus Fund	1 YEAR	5 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS A	(6.72%)	1.44%	4.37%	Apr. 01, 2005
CLASS A Return After Taxes on Distributions	(8.70%)	0.08%	3.27%	Apr. 01, 2005
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	(2.96%)	1.05%	3.62%	Apr. 01, 2005
Russell 2500 Index	(2.51%)	1.24%	4.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.